Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

22.Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim or contingent liability, which should be disclosed, or for which a provision should be established in the accompanying financial statements.

On September 15, 2011, the Company entered into a Settlement Agreement (“Agreement”) with Korea Line Corporation (“KLC”) in relation to the early termination of the charterparty dated March 17, 2008, as amended, in respect of the M/V Pearl Seas. The parties reached into an agreement, where KLC admitted a liability of approximately $15.8 million, which will be settled in cash of $5.8 million, payable in 10 varying annual installments, commencing on December 28, 2012 and in shares of KLC.

RENTAL EXPENSE

Rental expense for the years ended December 31, 2009, 2010 and 2011 was $36,216, $35,489 and $38,947 respectively. Fixed future minimum non cancellable rent commitments as of December 31, 2011, based on a Euro/U.S. dollar exchange rate of €1.00:$1.29 amounts to $12,273 which are payable within one year.

CHARTER HIRE

Future minimum charter hire receipts, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2011, assuming 18 days off hire due to any scheduled dry-docking, net of commissions are:

For the year ending	Amount
December 31, 2012	$42,088,358
December 31, 2013	28,000,711
December 31, 2014	3,229,894
December 31, 2015	-
Total	$73,318,963

The above table excludes the Deiulemar Compagnia Di Navigazione S.P.A. minimum charter hire of $11.6 million, $11.0 million and $3.0 million for the years ending December 31, 2012, 2013 and 2014, respectively (refer to Note 24).

Charter hires are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 18 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

NEWBUILDINGS

Future newbuilding installments based on the non-cancelable newbuilding contracts as of December 31, 2011 are:

For the year ending	Amount
December 31, 2012	$66,789,400
December 31, 2013	82,362,350
Total	$149,151,750